Invesco Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-MOPP-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.79%(a)
Alabama–3.10%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 6,045	$ 6,921,344
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS- AGM)(b)	5.00%	09/01/2039	1,580	1,806,319
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,580	1,803,554
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	3,350	3,463,331
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	333,096
Birmingham (City of), AL Water Works Board;
Series 2011, Water RB (INS -AGM)(b)(c)	5.00%	01/01/2036	1,815	1,917,003
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,565	1,823,209
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (d)	5.50%	01/01/2043	1,600	1,168,848
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	3,300	4,392,960
Selma (City of), AL Industrial Development Board; Series 2009 A, RB	6.25%	11/01/2033	3,050	3,105,693
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	1,045	1,149,970
				27,885,327
Alaska–0.68%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	5,730	6,153,046
Arizona–4.13%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS -AGM)(b)	5.00%	03/01/2041	435	453,888
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,059,015
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2039	2,000	2,125,040
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	1,470	1,515,378
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,576,187
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (c)(f)(g)	5.00%	07/01/2036	4,095	4,396,269
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	771,645
Series 2010, RB	5.13%	05/15/2040	1,500	1,543,035
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,434,299
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,184,333
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,485	1,518,487
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2029	735	741,858
Series 2009, RB	7.00%	01/01/2039	835	841,897
Series 2009, RB	7.13%	01/01/2045	790	796,857
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	630	722,522
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,870	4,136,759
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (h)	5.00%	07/01/2042	1,955	2,286,529
Series 2017 A, RB (h)	5.00%	07/01/2047	3,135	3,653,247
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,505	1,516,543
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	572,726
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,313,925
				37,160,439
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.18%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	$ 1,420	$ 1,572,167
California–16.23%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS -AGM)(b)(i)	0.00%	09/01/2020	2,630	2,578,715
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (c)	5.00%	04/01/2056	3,150	3,665,623
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	3,087,196
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (i)	0.00%	08/01/2028	1,050	870,272
California (State of);
Series 2009 A, Ref. GO Bonds (f)(g)	5.25%	07/01/2019	2,500	2,507,525
Series 2010, GO Bonds	5.50%	03/01/2040	5,090	5,239,850
Series 2012, GO Bonds	5.25%	04/01/2035	4,665	5,133,553
Series 2012, GO Bonds	5.00%	04/01/2042	3,430	3,738,974
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	730	801,730
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,300	2,508,541
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,155,680
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	1,060	1,156,163
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	630	929,704
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (f)(g)	6.00%	07/01/2019	1,400	1,404,788
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,595	1,907,587
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (h)	5.00%	12/31/2038	1,885	2,205,676
Series 2018 A, RB (h)	5.00%	12/31/2043	2,550	2,962,029
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(h)	5.00%	07/01/2027	1,740	1,899,262
Series 2012, RB (e)(h)	5.00%	07/01/2030	2,025	2,193,925
Series 2012, RB (e)(h)	5.00%	07/01/2037	4,445	4,760,951
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,191,024
Series 2016 A, RB (e)	5.00%	12/01/2041	1,715	1,901,077
Series 2016 A, RB (e)	5.25%	12/01/2056	1,275	1,421,995
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB	5.25%	10/01/2019	35	35,099
California County Tobacco Securitization Agency (The) (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (i)	0.00%	06/01/2055	13,950	739,490
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	570	570,912
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)(f)(g)	5.00%	06/01/2020	5,795	6,011,443
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(b)(i)	0.00%	01/15/2034	5,235	3,374,219
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,725	1,959,082
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,772,000
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,245	1,238,787
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,870	3,850,689
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB	5.00%	07/01/2037	1,000	1,105,990
Series 2012 B, RB (c)	5.00%	07/01/2043	6,500	7,172,360
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,550	2,406,639
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	785	904,924
Palomar Pomerado Health; Series 2009, COP (f)(g)	6.75%	11/01/2019	1,450	1,481,682
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	2,750	2,846,497
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,800	3,115,840
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)(f)(g)	5.00%	08/01/2021	8,460	9,148,475
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB	5.00%	07/01/2034	525	543,827
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2010 F, RB	5.00%	05/01/2040	$1,000	$1,028,320
Series 2011 F, Ref. RB (h)	5.00%	05/01/2025	1,210	1,287,053
Series 2011 F, Ref. RB (h)	5.00%	05/01/2026	2,420	2,572,218
Series 2019 A, Ref. RB (h)	5.00%	05/01/2036	1,485	1,826,268
Series 2019 A, Ref. RB (h)	5.00%	05/01/2039	2,980	3,630,594
San Francisco (City & County of), CA Public Utilities Commission; Series 2012, RB (f)(g)	5.00%	05/01/2022	3,800	4,209,146
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	5,250	5,707,275
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	870	957,653
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (i)	0.00%	06/01/2041	4,410	1,254,204
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,950	2,108,009
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	3,075	3,362,144
Vernon (City of), CA;
Series 2009 A, RB (f)(g)	5.13%	08/01/2019	560	563,366
Series 2009 A, RB	5.13%	08/01/2021	1,220	1,226,576
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS -NATL)(b)(i)	0.00%	08/01/2025	1,485	1,315,576
Series 2005, GO Bonds (INS -NATL)(b)(i)	0.00%	08/01/2026	1,350	1,161,877
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS -SGI)(b)	5.00%	09/01/2026	2,480	2,931,236
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (i)	0.00%	08/01/2032	4,650	3,313,357
				145,954,667
Colorado–4.27%
Arkansas River Power Authority; Series 2006, RB (f)	5.88%	10/01/2026	1,565	1,892,351
Colorado (State of) Board of Governors; Series 2012 A, RB (c)(f)(g)	5.00%	03/01/2022	3,500	3,838,660
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, RB (INS -SGI)(b)	5.50%	05/01/2036	5,000	5,012,900
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,737,328
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,504,035
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,000	3,429,330
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2013, RB	5.63%	06/01/2043	500	554,970
Series 2017, Ref. RB	5.00%	06/01/2047	745	844,778
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	420,193
Series 2007 A, RB	5.30%	07/01/2037	650	650,176
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,282,355
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,850	1,930,937
Series 2010, RB	6.00%	01/15/2034	1,500	1,557,435
Series 2019, RB	6.00%	01/15/2041	700	726,803
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	545	575,645
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	2,500	2,746,925
Series 2013 A, RB (h)	5.25%	11/15/2043	3,000	3,367,470
Series 2018 A, Ref. RB (c)(h)	5.25%	12/01/2048	2,230	2,701,021
Series 2018 A-2, RB (i)	0.00%	08/01/2033	2,235	1,437,440
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	924,222
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041	1,220	1,271,240
				38,406,214
Connecticut–0.48%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(h)	6.60%	07/01/2024	3,265	3,274,991
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (h)	5.50%	04/01/2021	1,000	1,058,730
				4,333,721
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–2.16%
District of Columbia; Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	$ 2,660	$ 2,666,411
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,660	2,712,003
District of Columbia (Sibley Memorial Hospital);
Series 2009, RB (f)(g)	6.38%	10/01/2019	3,115	3,164,466
Series 2009, RB (f)(g)	6.50%	10/01/2019	1,990	2,022,337
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	8,315	8,858,884
				19,424,101
Florida–9.81%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,002,870
Broward (County of), FL;
Series 2012 A, RB	5.00%	10/01/2037	4,125	4,539,686
Series 2013 C, RB	5.25%	10/01/2038	3,000	3,373,770
Series 2015 A, RB (h)	5.00%	10/01/2045	1,770	2,005,994
Series 2017, RB (c)(h)	5.00%	10/01/2047	3,285	3,839,180
Cape Coral (City of), FL; Series 2011, Ref. RB (f)(g)	5.00%	10/01/2021	870	941,592
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	315	343,703
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (e)	7.75%	05/15/2035	1,650	1,643,812
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,800	2,028,654
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (f)	5.95%	07/01/2020	60	62,849
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,260,522
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	1,080	1,151,939
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,531,163
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	2,640	3,111,689
JEA; Series 2012 Three B, RB (c)	5.00%	10/01/2039	4,000	4,294,640
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (f)(g)	5.00%	11/15/2021	1,895	2,054,237
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,305,033
Miami-Dade (County of), FL;
Series 2010, Ref. RB (f)(g)	5.00%	10/01/2020	1,000	1,046,670
Series 2012 A, RB	5.00%	10/01/2028	1,000	1,106,090
Series 2012 A, Ref. RB (h)	5.00%	10/01/2028	1,500	1,648,755
Series 2012 A, Ref. RB (h)	5.00%	10/01/2030	1,080	1,181,617
Series 2012 B, RB	5.00%	10/01/2032	1,450	1,595,174
Series 2012 B, RB	5.00%	10/01/2035	2,295	2,517,844
Series 2012 B, RB (INS -AGM)(b)	5.00%	10/01/2035	2,450	2,691,202
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	4,138,743
Series 2019 A, RB (h)	4.00%	10/01/2044	1,495	1,623,705
Miami-Dade (County of), FL (Miami International Airport-Hub of the Americas); Series 2009 B, RB (f)(g)	5.00%	10/01/2019	650	657,547
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	4,905	5,710,990
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	720	744,718
Series 2010 A, Ref. RB	5.00%	07/01/2040	5,000	5,171,450
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (f)(g)	6.00%	08/01/2020	265	278,385
Series 2010, Ref. RB (f)(g)	6.13%	08/01/2020	605	636,424
Series 2010, Ref. RB	6.00%	08/01/2030	95	99,459
Series 2010, Ref. RB	6.13%	08/01/2042	220	230,252
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(g)(h)(k)	2.22%	11/01/2021	745	745,000
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (h)	5.00%	10/01/2047	3,290	3,831,698
Overoaks Community Development District; Series 2010 A-2, RB (j)	6.13%	05/01/2035	140	141,565
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Solid Waste Authority;
Series 2009, RB (f)(g)	5.50%	10/01/2019	$600	$608,034
Series 2016, RB (c)	5.00%	10/01/2031	4,650	5,011,212
Palm Beach Cnty. Solid Waste Auth.; Series 2009, RB (c)	5.50%	10/01/2023	4,150	4,205,569
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,244,176
Reunion East Community Development District;
Series 2005, RB (d)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	235	237,980
Sterling Hill Community Development District; Series 2003 A, RB (l)	4.34%	05/01/2035	965	617,377
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,099,540
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,902,672
				88,215,183
Georgia–4.19%
Atlanta (City of), GA;
Series 1999 A, RB (INS -NATL)(b)	5.50%	11/01/2022		3,000	3,295,440
Series 2009 A, RB (f)(g)	6.00%	11/01/2019		4,950	5,042,317
Series 2010 A, RB (INS -AGM)(b)	5.00%	01/01/2035		2,000	2,037,460
Series 2015, Ref. RB (c)	5.00%	11/01/2040		10,040	11,649,111
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038		3,840	4,007,308
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042		1,340	1,457,076
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042		1,255	1,450,730
Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS -NATL)(b)	6.50%	01/01/2020		1,085	1,114,469
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047		3,250	3,677,407
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/2029		3,200	3,226,496
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027		455	488,907
Series 2012 A, RB	5.00%	10/01/2032		250	262,870
					37,709,591
Hawaii–2.60%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039		3,525	3,633,394
Series 2014 EO, GO Bonds	5.00%	08/01/2034		5,000	5,764,600
Series 2015 A, RB (h)	5.00%	07/01/2041		1,075	1,219,469
Series 2015 A, RB (h)	5.00%	07/01/2045		2,150	2,434,380
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (f)(g)	5.63%	07/01/2020		1,000	1,043,810
Series 2010 B, RB (f)(g)	5.75%	07/01/2020		370	386,702
Series 2013 A, Ref. RB	5.50%	07/01/2043		3,000	3,355,230
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036		1,000	1,102,580
Series 2015 A, Ref. RB (c)	5.00%	07/01/2030		3,775	4,456,954
					23,397,119
Idaho–0.31%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047		1,100	1,153,471
Regents of the University of Idaho; Series 2011, Ref. RB (g)	5.25%	04/01/2021		1,550	1,643,961
					2,797,432
Illinois–18.26%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (f)	5.60%	01/01/2023		1,250	1,251,213
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$1,325	$1,455,115
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	584,536
Series 2007 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	01/01/2037	2,110	2,115,170
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	463,356
Series 2011 A, RB (f)(g)	5.25%	01/01/2022	2,400	2,627,112
Series 2011, COP	7.13%	05/01/2021	867	867,011
Series 2012 A, GO Bonds	5.00%	01/01/2033	2,125	2,203,944
Series 2012 A, GO Bonds (INS- BAM)(b)	5.00%	01/01/2033	2,485	2,622,470
Series 2012, RB	5.00%	01/01/2042	4,085	4,302,118
Series 2014, RB	5.00%	11/01/2044	1,105	1,218,992
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2031	1,400	1,535,520
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,773,411
Series 2019 A, RB	5.50%	01/01/2035	450	520,322
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (h)	5.50%	01/01/2031	4,000	4,473,080
Series 2014 A, Ref. RB (h)	5.00%	01/01/2041	1,575	1,729,523
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (h)	5.00%	01/01/2030	4,320	4,641,840
Series 2013, RB	5.75%	01/01/2038	3,150	3,557,705
Series 2015 C, RB (h)	5.00%	01/01/2046	1,075	1,193,003
Series 2015 D, RB	5.00%	01/01/2046	755	849,896
Series 2017 D, RB	5.25%	01/01/2042	1,720	2,033,608
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,610	1,748,138
Series 2018 A, GO Bonds (INS -AGM)(b)	5.00%	12/01/2032	880	1,038,338
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	986,324
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,363,523
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,533,473
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(m)	5.25%	12/01/2036	6,900	7,304,202
Series 2014, RB	5.00%	12/01/2044	4,735	5,225,262
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,560	1,636,955
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,330	1,413,524
Series 2013, GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	3,025	3,325,020
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,800,447
Series 2014, GO Bonds	5.00%	05/01/2035	1,880	2,020,135
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,651,758
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,663,950
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,005	2,260,938
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,630	2,807,499
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	812,594
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (f)(g)	5.00%	03/01/2022	5	5,470
Series 2012, RB	5.00%	03/01/2034	995	1,075,754
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	2,014,530
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,076,220
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)(f)(g)	5.38%	08/15/2019	3,070	3,093,547
Series 2009 A, RB (c)(f)(g)	5.75%	08/15/2019	1,900	1,915,979
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,326,238
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,278	1,227,934
Series 2016, RB	2.00%	05/15/2055	299	14,868
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (f)(g)	6.25%	11/15/2019	995	1,016,203
Series 2009, RB	6.25%	11/15/2035	655	667,766
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,370
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	$ 2,610	$ 2,900,832
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (f)(g)	5.75%	02/15/2020	1,105	1,137,741
Series 2010 A, Ref. RB (f)(g)	6.00%	02/15/2020	2,750	2,836,213
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(f)(g)	5.50%	02/15/2021	1,530	1,631,347
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	4,080	4,518,804
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(i)	0.00%	12/15/2029	3,500	2,596,720
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (f)(g)	5.50%	06/15/2020	670	697,443
Series 2010, RB	5.50%	06/15/2050	2,080	2,123,014
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,570,650
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,653,030
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,530	1,710,050
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	1,395	1,555,899
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	4,625	5,048,835
Series 2014 C, RB (c)	5.00%	01/01/2039	6,240	7,096,502
Series 2015 A, RB (c)	5.00%	01/01/2040	3,000	3,440,340
Peoria (County of), IL; Series 2011, GO Bonds (c)	5.00%	12/15/2041	3,900	4,077,684
Railsplitter Tobacco Settlement Authority; Series 2010, RB (f)(g)	5.50%	06/01/2021	6,030	6,502,752
Regional Transportation Authority;
Series 2002 A, RB (INS- NATL)(b)	6.00%	07/01/2029	1,460	1,951,991
Series 2018 B, RB	5.00%	06/01/2030	615	752,200
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,436,826
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	5,315	5,945,253
				164,230,030
Indiana–2.49%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031		3,625	3,907,315
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (h)	5.00%	07/01/2048		730	791,889
Series 2013, RB (h)	5.00%	07/01/2040		6,405	6,978,952
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032		1,535	1,591,012
Series 2012 A, RB	5.00%	06/01/2039		3,765	3,868,011
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(n)(o)	1.47%	11/01/2037		200	200,000
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038		2,000	2,257,820
Series 2016 A, Ref. RB	5.00%	01/01/2042		1,565	1,816,793
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (h)	5.88%	01/01/2024		925	1,010,100
					22,421,892
Iowa–1.43%
Iowa (State of) (IJOBS Program);
Series 2009 A, RB (f)(g)	5.00%	06/01/2025		240	240,000
Series 2009 A, RB (f)(g)	5.00%	06/01/2026		235	235,000
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027		1,380	1,450,421
Series 2013, Ref. RB (g)	5.25%	12/01/2037		1,600	1,728,720
Series 2019, Ref. RB	3.13%	12/01/2022		745	753,940
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, RB (f)(g)	5.25%	08/15/2019		1,500	1,510,995
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043		1,060	1,167,092
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042		2,170	2,169,957
Series 2005 C, RB	5.63%	06/01/2046		1,740	1,739,948
Series 2005 E, RB (i)	0.00%	06/01/2046		16,030	1,884,807
					12,880,880
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–1.38%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (f)(g)	5.50%	11/15/2019		$35	$35,606
Series 2009, RB	5.50%	11/15/2023		1,220	1,241,435
Series 2009, RB	5.50%	11/15/2029		330	335,498
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, RB (c)	5.75%	11/15/2038		3,400	3,464,906
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038		2,000	2,294,500
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043		1,500	1,618,065
Series 2018 I, Ref. RB	5.00%	05/15/2047		1,000	1,057,600
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, RB	5.00%	09/01/2044		2,080	2,330,432
					12,378,042
Kentucky–2.46%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(g)(k)	2.82%	02/01/2025		900	914,049
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047		1,410	1,537,323
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040		1,695	1,842,855
Series 2015 A, RB	5.00%	01/01/2045		1,250	1,356,850
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041		1,600	1,810,080
Series 2017 A, Ref. RB	5.00%	06/01/2045		1,285	1,418,499
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (f)(g)	6.38%	06/01/2020		1,950	2,043,619
Series 2010 A, RB (f)(g)	6.50%	06/01/2020		4,550	4,773,541
Series 2010 B, Ref. RB (f)(g)	6.38%	06/01/2020		1,985	2,080,300
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 C-1, RB (g)	4.00%	06/01/2025		1,890	2,072,971
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049		1,000	1,097,870
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033		1,000	1,131,320
					22,079,277
Louisiana–1.74%
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (f)(g)	5.25%	10/01/2020		550	577,467
Series 2010, RB (f)(g)	5.50%	10/01/2020		960	1,011,082
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (f)(g)	5.50%	05/15/2026		2,000	2,503,440
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051		1,440	1,617,422
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044		940	1,033,887
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043		565	665,666
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (g)	4.00%	06/01/2022		1,750	1,848,017
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030		1,085	1,132,632
Series 2013 A, Ref. RB	5.25%	05/15/2031		1,085	1,144,740
Series 2013 A, Ref. RB	5.25%	05/15/2032		2,065	2,229,023
Series 2013 A, Ref. RB	5.25%	05/15/2033		1,735	1,866,149
					15,629,525
Maryland–0.91%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047		980	1,118,376
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045		2,015	2,226,373
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (f)(g)	5.75%	06/01/2020	$ 1,815	$ 1,891,938
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (f)(g)	5.38%	06/01/2020	930	966,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,246,894
Series 2017, Ref. RB	5.00%	04/01/2032	680	731,891
				8,181,472
Massachusetts–2.58%
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035		2,010	2,049,175
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044		1,000	1,060,380
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032		195	195,554
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048		3,420	3,949,758
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047		4,200	4,750,326
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare);
Series 2012, RB (f)(g)	5.00%	07/01/2021		630	674,339
Series 2012, RB	5.00%	07/01/2031		600	639,564
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (f)(g)	6.75%	01/01/2021		275	297,207
Series 2011 I, RB (f)(g)	7.25%	01/01/2021		1,050	1,142,232
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB (h)	5.00%	07/01/2036		1,255	1,540,462
Massachusetts (Commonwealth of) School Building Authority; Series 2011 B, RB (c)	5.00%	10/15/2035		6,450	6,924,914
					23,223,911
Michigan–4.61%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035		830	908,842
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS -AGM)(b)(c)(m)	5.00%	07/01/2043		2,650	2,921,122
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB	5.00%	07/01/2037		750	798,870
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041		3,650	4,268,128
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044		2,360	2,676,901
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043		1,045	1,246,883
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044		1,585	1,704,446
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2033		2,000	2,275,760
Series 2014 C-6, Ref. RB	5.00%	07/01/2033		790	894,857
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2028		2,000	2,305,500
Series 2014 D-4, Ref. RB	5.00%	07/01/2029		790	909,424
Series 2015, Ref. RB	5.00%	07/01/2035		1,610	1,848,473
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039		2,885	3,214,121
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046		4,935	5,750,607
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (h)	5.00%	06/30/2033		1,000	1,199,460
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048		4,160	4,160,083
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS -NATL)(b)	6.95%	09/01/2022		1,000	1,162,960
Oakland University; Series 2012, RB	5.00%	03/01/2042		3,000	3,192,690
					41,439,127
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047		385	391,841
Series 2017 A, Ref. RB	4.38%	07/01/2052		500	511,430
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048		1,575	1,881,794
					2,785,065
Mississippi–0.22%
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048		1,715	1,984,461
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.30%
Cape Girardeau (County of), MO Industrial Development Authority (St. Francis Medical Center); Series 2009 A, RB (f)(g)	5.50%	06/01/2019	$ 500	$ 500,000
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,272,443
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	330,153
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,487,131
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,574,637
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	702,160
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2034	420	468,703
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, RB	5.50%	02/01/2042	1,325	1,346,147
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,961,281
				11,642,655
Nebraska–1.71%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.00%	09/01/2032	5,500	5,964,750
Series 2012, RB (p)	5.00%	09/01/2042	2,000	2,169,640
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,086,540
Omaha (City of), NE Public Power District; Series 2011 B, RB (c)(f)(g)	5.00%	02/01/2021	5,775	6,116,476
				15,337,406
Nevada–0.53%
Clark (County of), NV (Las Vegas-McCarran International Airport);
Series 2010 A, RB	5.13%	07/01/2034	500	509,605
Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	1,000	1,018,880
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2042	3,000	3,263,670
				4,792,155
New Jersey–5.85%
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	11,865	12,334,498
Series 2005 N-1, Ref. RB (INS- NATL)(b)(c)(m)	5.50%	09/01/2022	4,790	5,306,314
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,457,160
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (h)	5.00%	10/01/2037	1,215	1,352,514
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (f)(g)	5.75%	06/01/2020	440	458,871
Series 2010 A, RB (f)(g)	5.88%	06/01/2020	2,100	2,192,652
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(k)	3.02%	03/01/2028	500	501,710
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (h)	5.50%	01/01/2027	1,200	1,379,964
Series 2013, RB (h)	5.00%	01/01/2028	1,000	1,125,510
Series 2013, RB (h)	5.38%	01/01/2043	1,000	1,119,410
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (h)	5.00%	12/01/2024	1,410	1,624,602
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, RB	5.25%	06/15/2032	1,875	2,111,156
Series 2011 A, RB	5.50%	06/15/2041	3,000	3,172,590
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	572,935
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,838,957
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2029	2,015	2,342,115
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2030	940	1,086,743
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2031	955	1,098,737
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,285	1,502,615
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (f)(g)	5.00%	07/01/2022	4,300	4,764,271
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	1,500	1,616,685
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	$ 3,190	$ 3,643,905
				52,603,914
New Mexico–0.49%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (g)	5.20%	06/01/2020		1,000	1,032,270
Series 2010 C, Ref. PCR	5.90%	06/01/2040		3,250	3,374,800
					4,407,070
New York–17.42%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (f)(g)	6.25%	01/15/2020		2,150	2,215,769
Series 2009, RB (f)(g)	6.38%	01/15/2020		1,900	1,959,565
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045		3,450	3,449,966
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS- AGM)(b)	4.00%	02/15/2047		4,195	4,559,084
Long Island Power Authority;
Series 2011 A, RB (f)(g)	5.00%	05/01/2021		1,045	1,117,429
Series 2014 A, Ref. RB	5.00%	09/01/2044		4,130	4,657,525
Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2038		2,325	2,559,290
Series 2016 B, Ref. RB	5.00%	11/15/2037		2,695	3,182,391
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032		1,500	1,555,815
Series 2014 A, RB	6.70%	01/01/2049		1,500	1,522,245
Series 2014 C, RB (d)	2.00%	01/01/2049		1,081	175,727
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(h)	5.00%	09/15/2028		4,175	5,220,712
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS- NATL)(b)(h)	5.75%	12/01/2025		3,000	3,113,880
Series 2010 8, RB	6.00%	12/01/2036		2,700	2,860,002
New York (City of) Transitional Finance Authority; Subseries 2009 A-1, RB, (c)	5.00%	05/01/2029		745	745,000
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031		1,200	1,305,216
Series 2014 I-2, VRD GO Bonds (n)	1.58%	03/01/2040		2,000	2,000,000
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031		10,500	10,881,990
Series 2012 FF, RB (c)	5.00%	06/15/2045		7,335	8,017,596
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034		1,565	1,928,909
Subseries 2009 A-1, RB (c)	5.00%	05/01/2030		745	745,000
Subseries 2009 A-1, RB (c)(f)	5.00%	05/01/2028		935	937,515
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040		3,555	3,990,772
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043		4,010	4,591,891
New York (State of) Dormitory Authority;
Series 2018 E, RB (c)	5.00%	03/15/2045		7,240	8,766,192
Series 2019 A, RB	5.00%	10/01/2033		1,000	1,224,410
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2028		600	780,096
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2029		505	667,822
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030		4,125	4,371,098
Series 2013 A, RB	5.00%	02/15/2037		9,400	10,453,270
Series 2014 C, RB (c)	5.00%	03/15/2040		6,985	7,926,718
Series 2018 A, Ref. RB	5.25%	03/15/2038		1,570	1,962,280
New York (State of) Housing Finance Agency; Series 2009 B, VRD RB (LOC - Landesbank Hessen-thrgn)(n)(o)	1.60%	05/01/2042		1,100	1,100,000
New York (State of) Metropolitan Transportation Authority; Subseries A-2, RB (SIFMA Municipal Swap Index + 0.58%)(g)(k)	2.00%	06/01/2020		740	740,000
New York (State of) Thruway Authority; Series 2011 A-1, RB (c)	5.00%	04/01/2029		6,855	7,291,938
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031		2,400	2,749,032
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044		6,745	7,375,590
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	$ 2,360	$ 2,550,924
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB (h)	5.00%	08/01/2019	1,250	1,255,525
Series 2016, Ref. RB (h)	5.00%	08/01/2031	2,140	2,250,445
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (h)	5.00%	01/01/2031	4,250	5,056,735
Series 2018, RB (h)	4.00%	01/01/2036	1,910	2,037,302
Series 2018, RB (h)	5.00%	01/01/2036	1,465	1,713,010
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (h)	5.00%	07/01/2046	2,250	2,471,220
Series 2016 A, RB (h)	5.25%	01/01/2050	4,100	4,544,358
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,250,995
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,905	3,810,811
				156,643,060
North Carolina–2.65%
Charlotte (City of), NC (Cultural Arts Facilities); Series 2009 E, Ref. COP	5.00%	06/01/2039		980	989,124
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055		12,175	14,035,220
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (h)	5.00%	06/30/2054		3,015	3,293,103
North Carolina (State of) Turnpike Authority;
Series 2011, RB (c)	5.00%	07/01/2036		1,875	1,995,075
Series 2011, RB (c)	5.00%	07/01/2041		3,320	3,524,213
					23,836,735
North Dakota–0.82%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040		1,500	1,543,320
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043		2,745	3,066,797
Series 2017 C, RB	5.00%	06/01/2048		2,445	2,715,319
					7,325,436
Ohio–6.16%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046		1,075	1,233,993
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042		500	536,450
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039		1,770	1,980,577
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037		3,750	4,020,600
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046		675	770,519
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034		325	310,788
Series 2007 A-2, RB	5.88%	06/01/2047		9,720	9,367,650
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034		1,410	1,479,034
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052		2,145	2,445,128
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB (c)	5.00%	11/15/2036		3,310	3,546,433
Series 2011 A, RB (c)	5.00%	11/15/2041		1,500	1,600,845
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042		1,340	1,520,042
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2032		3,250	3,543,312
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046		1,885	2,060,154
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047		3,125	3,603,312
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (f)(g)	6.25%	06/01/2021		960	1,049,347
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048		2,125	2,485,188
Lucas (County of), OH (Promedica Healthcare); Series 2011 A, RB (f)(g)	5.75%	11/15/2021		2,000	2,203,980
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038		1,910	2,104,935
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(h)	5.00%	12/31/2039		1,020	1,145,725
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	$ 1,000	$ 1,017,800
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(h)	4.25%	01/15/2038	745	783,956
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (f)(g)	5.75%	05/15/2020	1,000	1,039,520
Series 2010, RB	5.75%	11/15/2035	1,725	1,788,963
Series 2010, RB	5.75%	11/15/2040	395	408,857
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.25%	02/15/2033	3,000	3,357,810
				55,404,918
Oklahoma–2.10%
Edmond Public Works Authority;
Series 2017, RB (c)	5.00%	07/01/2042	3,450	4,067,999
Series 2017, RB (c)	5.00%	07/01/2047	3,375	3,962,351
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS -AGM)(b)(i)	0.00%	02/01/2031	1,000	745,860
Series 2002, RB (INS -AGM)(b)(i)	0.00%	02/01/2034	3,970	2,603,050
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,760	3,225,861
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	2,470	2,325,974
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,740,974
Tulsa (City of), OK Airports Improvement Trust; Series 2000 A, RB (f)(h)	6.00%	06/01/2020	245	249,831
				18,921,900
Oregon–0.25%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (h)	5.00%	07/01/2044	1,400	1,679,552
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, RB	6.38%	11/01/2033	535	542,378
				2,221,930
Pennsylvania–4.16%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,201,739
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,105,360
Delaware River Port Authority; Series 2010 D, RB (f)(g)	5.00%	01/01/2020	1,450	1,480,116
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (f)(g)	5.38%	07/01/2020	2,700	2,811,726
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	806,333
Geisinger Authority (Geisinger Health System); Series 2011 B, VRD RB (n)	1.44%	06/01/2041	4,485	4,485,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB (j)	4.75%	12/01/2037	1,260	1,274,755
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,790,972
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,781,295
Subseries 2010 B-2, RB (f)(g)(j)	5.75%	12/01/2020	3,600	3,828,708
Subseries 2010 B-2, RB (f)(g)(j)	6.00%	12/01/2020	2,200	2,347,861
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039	2,500	2,348,850
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,500,730
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,620,935
Series 2017 B, Ref. RB (h)	5.00%	07/01/2047	3,690	4,265,234
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,247,484
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	02/01/2031	500	517,890
				37,414,988
Puerto Rico–2.35%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,415,973
Series 2002, RB	5.63%	05/15/2043	1,890	1,909,562
Series 2005 A, RB (i)	0.00%	05/15/2050	7,500	1,037,100
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of); Series 2006 A, GO Bonds (6 mo. CPI + 1.00%) (INS - AGC)(b)(k)	3.46%	07/01/2019	$ 825	$ 825,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	930	1,009,515
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	815	881,569
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	975	1,059,152
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	1,525	1,676,966
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	1,350	1,476,630
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	2,560	2,635,776
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (i)	0.00%	07/01/2027	570	432,795
Series 2018 A-1, RB (i)	0.00%	07/01/2029	1,890	1,297,031
Series 2018 A-1, RB (i)	0.00%	07/01/2033	2,685	1,474,602
Series 2018 A-1, RB	4.50%	07/01/2034	940	965,850
				21,097,521
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, RB	5.00%	06/01/2035		1,000	1,101,440
South Carolina–1.80%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034		1,590	1,715,976
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028		1,000	1,064,850
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (f)(g)	5.25%	08/01/2023		2,000	2,304,700
South Carolina (State of) Ports Authority;
Series 2015, RB (h)	5.25%	07/01/2050		2,365	2,697,874
Series 2015, RB (h)	5.25%	07/01/2055		1,715	1,946,113
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046		1,510	1,689,584
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033		4,650	4,782,525
					16,201,622
South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044		2,065	2,307,596
Series 2015, Ref. RB	5.00%	11/01/2045		1,825	2,066,594
					4,374,190
Tennessee–0.71%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036		2,200	2,599,058
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB (f)(g)	5.25%	11/01/2021		525	571,520
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036		1,000	1,194,890
Tennessee Energy Acquisition Corp.; Series A, RB	5.25%	09/01/2019		1,955	1,969,721
					6,335,189
Texas–18.49%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042		2,400	2,651,640
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033		2,125	2,315,230
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, RB (INS -AGC)(b)	5.00%	08/15/2019		2,925	2,945,709
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034		7,000	7,306,670
Series 2013 A, RB (h)	5.00%	11/01/2030		2,250	2,458,192
Fort Bend (County of), TX Grand Parkway Toll Road Authority; Series 2012, RB	5.00%	03/01/2042		1,500	1,626,240
Harris (County of);
Series 2009 A, RB (c)(f)(g)	5.00%	08/15/2027		1,930	1,943,394
Series 2009 A, RB (c)(f)(g)	5.00%	08/15/2028		1,500	1,510,410
Series 2009 A, RB (c)(f)(g)	5.00%	08/15/2029		1,500	1,510,410
Harris (County of) Metropolitan Transit Authority; Series 2011 A, RB (c)	5.00%	11/01/2036		1,695	1,827,515
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (f)(g)	5.00%	12/01/2019	$ 1,650	$ 1,678,594
Houston (City of), TX;
Series 2002 A, RB (INS -AGM)(b)(h)	5.13%	07/01/2032	1,365	1,369,341
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	9,080	9,794,233
Houston (City of), TX ; Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,920	2,074,867
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (h)	5.00%	07/15/2020	1,075	1,105,014
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (h)	4.75%	07/01/2024	2,820	3,070,360
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,690	1,795,574
Lower Colorado River Authority;
Series 2012-A, Ref. RB (f)(g)	5.00%	05/15/2022	10	10,990
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,124,482
Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,929,339
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,321,700
Series 2018, Ref. RB	5.00%	05/15/2043	2,485	2,958,194
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	291,916
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,926,752
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	1,220	1,243,241
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	3,545	3,915,027
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,420	1,524,881
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	1,087,450
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(i)	0.00%	01/01/2028	4,100	3,448,961
Series 2011 A, RB (c)(f)(g)	5.50%	09/01/2021	4,470	4,863,628
Series 2015 B, Ref. RB (c)(m)	5.00%	01/01/2040	12,520	13,782,392
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	3,310	3,662,614
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	485	490,039
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	525	530,460
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	4,385	5,074,322
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,420	2,586,569
Series 2016, Ref. RB	5.00%	05/15/2045	2,480	2,624,460
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB	5.63%	11/15/2027	1,000	700,000
Series 2007, RB	5.75%	11/15/2037	695	486,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	315	315,466
Series 2017A, RB	6.38%	02/15/2048	2,460	2,716,676
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,219,321
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,507,591
Series 2019, RB (i)	0.00%	08/01/2044	3,500	1,150,800
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	3,505	3,777,374
Series 2015 B, Ref. RB (i)	0.00%	08/15/2036	4,405	2,204,174
Series 2015 B, Ref. RB (i)	0.00%	08/15/2037	1,490	710,462
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,770	7,522,215
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,765	1,980,701
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	6,405	7,509,798
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	$3,085	$3,384,553
Series 2012, RB	5.00%	12/15/2029	3,975	4,350,359
Series 2012, RB	5.00%	12/15/2031	4,515	4,917,467
Series 2012, RB	5.00%	12/15/2032	1,495	1,625,439
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (h)	5.00%	12/31/2055	1,450	1,595,015
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	2,820	2,901,780
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (h)	7.00%	12/31/2038	1,850	2,180,521
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	690	712,184
University of Houston; Series 2008, Ref. RB (INS -AGM)(b)(c)	5.00%	02/15/2033	2,400	2,406,216
				166,255,422
Utah–1.30%
Salt Lake City (City of), UT;
Series 2017 A, RB (c)(h)	5.00%	07/01/2047		3,430	3,978,148
Series 2018 A, RB (h)	5.00%	07/01/2048		1,560	1,834,123
Series 2018 A, RB (h)	5.25%	07/01/2048		2,085	2,504,002
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047		2,575	2,716,213
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/2038		695	696,383
					11,728,869
Virgin Islands–0.36%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025		725	730,438
Series 2010 A, RB	5.00%	10/01/2029		2,500	2,503,125
					3,233,563
Virginia–2.22%
Virginia (Commonwealth of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042		1,675	1,838,430
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (h)	5.00%	01/01/2040		2,980	3,154,658
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (h)	6.00%	01/01/2037		1,015	1,123,940
Series 2012, RB (h)	5.50%	01/01/2042		4,490	4,869,539
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (h)	5.00%	07/01/2034		4,005	4,259,918
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (h)	5.00%	12/31/2056		4,240	4,715,304
					19,961,789
Washington–5.07%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS -NATL)(b)(i)	0.00%	02/01/2025		9,850	8,738,822
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (h)	5.50%	07/01/2026		975	1,048,349
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038		1,680	1,849,058
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030		3,780	4,152,897
Washington (State of);
Series 2004 F, GO Bonds (INS -AMBAC)(b)(i)	0.00%	12/01/2029		2,120	1,686,672
Series 2010 A, GO Bonds (c)(f)(g)	5.00%	08/01/2030		1,795	1,805,285
Series 2019 A, GO Bonds (c)	5.00%	08/01/2042		2,380	2,874,326
Series 2009 A, GO Bonds (c)(f)(g)	5.00%	08/01/2019		1,710	1,719,798
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (c)	5.00%	06/01/2033		2,050	2,180,729
Series 2011 C, GO Bonds (c)	5.00%	06/01/2041		585	620,176
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	$1,490	$1,763,937
Series 2018, RB (c)	5.00%	07/01/2048	5,310	6,233,781
Series 2018, RB	5.00%	07/01/2048	1,060	1,244,408
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,630	3,763,439
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (f)(g)	6.25%	05/15/2021	1,325	1,445,588
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,066,200
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,429,725
				45,623,190
West Virginia–0.49%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020	665	515,708
Series 2008, RB (d)	6.25%	10/01/2023	1,450	1,091,081
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, RB (f)(g)	5.50%	06/03/2019	2,805	2,805,000
				4,411,789
Wisconsin–2.88%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	1,155	1,351,847
Series 2017, RB (e)	6.75%	12/01/2042	2,695	3,173,174
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	4,745	5,486,881
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	790	799,045
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB (f)	5.50%	12/15/2020	1,500	1,593,270
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (h)	5.38%	11/01/2021	600	601,734
Series 2007 B, RB (h)	5.75%	11/01/2037	535	536,519
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,188,970
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (f)(g)	5.00%	08/15/2022	1,600	1,774,144
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	1,240	1,325,064
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,429,520
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,428,651
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,238,660
				25,927,479
Wyoming–0.54%
Sweetwater (County of), WY (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,612,192
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(b)(c)	5.00%	01/01/2047	2,790	3,208,500
				4,820,692
TOTAL INVESTMENTS IN SECURITIES(q)–164.79% (Cost $1,394,031,206)				1,481,867,611
FLOATING RATE NOTE OBLIGATIONS–(25.73)%
Notes with interest and fee rates ranging from 1.79% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(r)				(231,360,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.88)%				(367,594,285)
OTHER ASSETS LESS LIABILITIES–1.82%				16,352,121
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$899,265,447
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
CPI	– Consumer Price Index
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $2,951,366, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $43,505,205, which represented 4.84% of the Trust’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $22,905,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $357,401,222 are held by TOB Trusts and serve as collateral for the $231,360,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate
Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations — (continued)
securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Municipal Opportunity Trust

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Municipal Opportunity Trust